SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUMMARY OF RECONCILIATION OF NUMERATOR AND DENOMINATOR USED TO COMPUTE BASIC AND DILUTED NET (LOSS) INCOME PER SHARE

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of Ordinary Shares:

	For The Three Months Ended September 30, 2025	For The Three Months Ended September 30, 2024	For The Nine Months Ended September 30, 2025	For The Nine Months Ended September 30, 2024
Redeemable Class A Ordinary Shares
Numerator: Net loss allocable to Redeemable Class A Ordinary Shares
Net loss allocable to Redeemable Class A Ordinary Shares	$(41,954)	$(1,643,104)	$(509,629)	$(1,918,107)

Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A Ordinary Shares	110,866	2,982,827	1,109,478	4,451,979
Basic and diluted net loss per share, Class A ordinary shares subject to possible redemption	$(0.38)	$(0.55)	$(0.46)	$(0.43)

Non-Redeemable Class A Ordinary Shares
Numerator: Net loss allocable to non-redeemable Class A Ordinary Shares
Net loss allocable to non-redeemable Class A Ordinary Shares	$(1,210,938)	$(1,404,680)	$(1,469,893)	$(540,599)

Denominator: Weighted Average Non-Redeemable Class A Ordinary Shares	3,200,000	2,550,000	3,200,000	1,254,745
Basic and diluted net loss per share, non-redeemable Class A Ordinary Shares	$(0.38)	$(0.55)	$(0.46)	$(0.43)

Non-Redeemable Class B Ordinary Shares
Numerator: Net loss allocable to non-redeemable Class B Ordinary Shares
Net loss allocable to non-redeemable Class B Ordinary Shares	$(798,508)	$(1,520,426)	$(969,267)	$(1,747,234)

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	2,110,122	2,760,122	2,110,122	4,055,377
Basic and diluted net loss per share, non-redeemable Class B Ordinary Shares	$(0.38)	$(0.55)	$(0.46)	$(0.43)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary shares:

	For The Year Ended December 31, 2024	For The Year Ended December 31, 2023
Redeemable Class A Ordinary Shares
Numerator: Net (loss) income allocable to Redeemable Class A Ordinary Shares	$(1,514,771)	$3,386,561

Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares
Basic and diluted weighted average shares outstanding, Redeemable Class A Ordinary Shares	3,960,705	17,987,355
Basic and diluted net (loss) income per share, Redeemable Class A Ordinary Shares	$(0.38)	$0.19

Non-Redeemable Class A Ordinary Shares
Numerator: Net (loss) income allocable to non-redeemable Class A Ordinary Shares
Net income allocable to non-redeemable Class A Ordinary Shares	$(665,332)	$22,902

Denominator: Weighted Average Non-Redeemable Class A Ordinary Shares	1,739,726	121,644
Basic and diluted net (loss) income per share, non-redeemable Class A Ordinary Shares	$(0.38)	$0.19

Non-Redeemable Class B Ordinary Shares
Numerator: Net (loss) income allocable to non-redeemable Class B Ordinary Shares
Net (loss) income allocable to non-redeemable Class B Ordinary Shares	$(1,365,443)	$976,858

Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	3,570,396	5,188,478
Basic and diluted net (loss) income per share, non-redeemable Class B Ordinary Shares	$(0.38)	$0.19